29. Insurance (Tables)	12 Months Ended
Dec. 31, 2017
Insurance Tables
Schedule of insurance coverage by nature
Aviation	In thousands of Brazilian Reais	In thousands of U.S. dollars
GLA
Guarantee - hull/war	12,504,240	3,780,000
Civil liability per event/aircraft (*)	2,481,000	750,000
Inventories (local) (*)	992,400	300,000
Smiles
Rent insurance (Rio Negro – Alphaville complex)	1,470	-
D&O liability insurance	50,000	-
Fire insurance (Property insurance Rio Negro – Alphaville complex)	9,025	-